SUPPLEMENT DATED OCTOBER 15, 2007

TO THE PROSPECTUSES

(Class A, B, C, F, I, P, R2, R3 Shares)

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST
Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.
Equity Series
Lord Abbett Developing Local Markets Fund

LORD ABBETT INVESTMENT TRUST
Lord Abbett Diversified Income Strategy Fund
Lord Abbett Balanced Strategy Fund
Lord Abbett Diversified Equity Strategy Fund
Lord Abbett Growth & Income Strategy Fund
Lord Abbett Convertible Fund
Lord Abbett Core Fixed Income Fund
Lord Abbett High Yield Fund
Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund
Lord Abbett Total Return Fund
Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett National Tax-Free Income Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett Connecticut Tax-Free Income Fund
Lord Abbett Hawaii Tax-Free Income Fund
Lord Abbett Minnesota Tax-Free Income Fund
Lord Abbett Missouri Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund
Lord Abbett New York Tax-Free Income Fund
Lord Abbett Texas Tax-Free Income Fund
Lord Abbett Washington Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Intermediate Tax-Free Fund
Florida Series
Georgia Series
Michigan Series
Pennsylvania Series

LORD ABBETT RESEARCH FUND, INC.
Lord Abbett America’s Value Fund
Lord Abbett Growth Opportunities Fund
Lord Abbett Large-Cap Core Fund
Small-Cap Value Series

LORD ABBETT SECURITIES TRUST
Lord Abbett Alpha Strategy Fund
Lord Abbett All Value Fund
Lord Abbett International Opportunities Fund
Lord Abbett International Core Equity Fund
Lord Abbett Large-Cap Value Fund
Lord Abbett Micro-Cap Growth Fund
Lord Abbett Micro-Cap Value Fund
Lord Abbett Value Opportunities Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

In addition to purchasing, redeeming and exchanging shares via the mail or by telephone, shareholders who own shares of Lord Abbett Funds (other than shareholders who hold their shares in an account maintained by a broker-dealer) and who have direct trading privileges with the Fund may initiate the following transactions by submitting a request via Lord Abbett’s website, www.lordabbett.com.  The types of transactions that may be initiated online include:

•                  purchasing shares;

•                  redeeming shares (other than for individual retirement accounts); and

•                  enrolling, withdrawing or modifying participation in automatic investment or systematic withdrawal programs.

When initiating an online transaction, shareholders should be aware of the following considerations:

Security:  The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to conduct online transactions, and the Fund will not be liable for processing such transactions. The Fund will not be liable for relying on online instructions that the Fund reasonably believes to be genuine.

Online Confirmation:  The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed by an online message. Your requested transaction will not be processed unless you receive the online confirmation message.

No Cancellations:  You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel an online transaction request once it has been received (in good order) and is confirmed online.

Insufficient Account Value:  If you request a redemption transaction for a specific amount and your account value is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Insufficient Funds:  If you request a purchase transaction for a specific amount and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction.  The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Policy Regarding Exchanges:  The Funds have adopted certain policies that apply to exchanges. Before requesting to exchange shares of a Fund, you should carefully review such policies as described in the prospectus.